Intangible assets - Schedule of Intangible Assets (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Reconciliation of changes in intangible assets other than goodwill [abstract]
Beginning balance	$ 257,858	$ 75,054
Acquisition of businesses	250,066	92,586
Additions	79,904	99,427
Measurement period adjustments	4,731
Reclassifications	0	0
Amortization charge	(9,882)	(3,061)
Impairments	(566)	475
Changes in provisions	(559)	993
Exchange differences	11,271	(7,616)
Ending balance	592,823	257,858
Cost
Reconciliation of changes in intangible assets other than goodwill [abstract]
Beginning balance	275,263
Ending balance	621,785	275,263
Accumulated depreciation
Reconciliation of changes in intangible assets other than goodwill [abstract]
Beginning balance	(17,405)
Ending balance	(28,962)	(17,405)
Goodwill
Reconciliation of changes in intangible assets other than goodwill [abstract]
Beginning balance	66,586	3,940
Acquisition of businesses	143,660	65,452
Measurement period adjustments	4,731
Reclassifications	(18,759)	52
Changes in provisions	6	0
Exchange differences	2,764	(2,858)
Ending balance	198,988	66,586
Goodwill | Cost
Reconciliation of changes in intangible assets other than goodwill [abstract]
Beginning balance	66,586
Ending balance	198,988	66,586
Goodwill | Accumulated depreciation
Reconciliation of changes in intangible assets other than goodwill [abstract]
Beginning balance	0
Ending balance	0	0
Intellectual property
Reconciliation of changes in intangible assets other than goodwill [abstract]
Beginning balance	176,426	62,495
Acquisition of businesses	0	26,232
Additions	32,410	92,867
Measurement period adjustments	0
Reclassifications	18,759	0
Amortization charge	(2,026)	(2,589)
Impairments	0	475
Changes in provisions	(565)	993
Exchange differences	6,395	(4,047)
Ending balance	231,399	176,426
Intellectual property | Cost
Reconciliation of changes in intangible assets other than goodwill [abstract]
Beginning balance	192,448
Ending balance	250,952	192,448
Intellectual property | Accumulated depreciation
Reconciliation of changes in intangible assets other than goodwill [abstract]
Beginning balance	(16,022)
Ending balance	(19,553)	(16,022)
Customer relationships and brands
Reconciliation of changes in intangible assets other than goodwill [abstract]
Beginning balance	741	0
Acquisition of businesses	90,200	902
Additions	127	0
Measurement period adjustments	0
Reclassifications	0	0
Amortization charge	(5,871)	(142)
Impairments	0	0
Changes in provisions	0	0
Exchange differences	0	(19)
Ending balance	85,197	741
Customer relationships and brands | Cost
Reconciliation of changes in intangible assets other than goodwill [abstract]
Beginning balance	902
Ending balance	91,230	902
Customer relationships and brands | Accumulated depreciation
Reconciliation of changes in intangible assets other than goodwill [abstract]
Beginning balance	(161)
Ending balance	(6,033)	(161)
Software
Reconciliation of changes in intangible assets other than goodwill [abstract]
Beginning balance	2,284	1,109
Acquisition of businesses	806	0
Additions	1,291	1,303
Measurement period adjustments	0
Reclassifications	0	0
Amortization charge	(460)	0
Impairments	0	0
Changes in provisions	0	0
Exchange differences	403	(128)
Ending balance	4,324	2,284
Software | Cost
Reconciliation of changes in intangible assets other than goodwill [abstract]
Beginning balance	2,284
Ending balance	4,805	2,284
Software | Accumulated depreciation
Reconciliation of changes in intangible assets other than goodwill [abstract]
Beginning balance	0
Ending balance	(481)	0
Patents
Reconciliation of changes in intangible assets other than goodwill [abstract]
Beginning balance	318	362
Acquisition of businesses	0	0
Additions	46	0
Measurement period adjustments	0
Reclassifications	0	0
Amortization charge	(17)	(30)
Impairments	0	0
Changes in provisions	0	0
Exchange differences	25	(14)
Ending balance	372	318
Patents | Cost
Reconciliation of changes in intangible assets other than goodwill [abstract]
Beginning balance	609
Ending balance	715	609
Patents | Accumulated depreciation
Reconciliation of changes in intangible assets other than goodwill [abstract]
Beginning balance	(291)
Ending balance	(343)	(291)
Licenses
Reconciliation of changes in intangible assets other than goodwill [abstract]
Beginning balance	11,503	7,148
Acquisition of businesses	15,400	0
Additions	46,030	5,257
Measurement period adjustments	0
Reclassifications	0	(52)
Amortization charge	(1,508)	(300)
Impairments	(566)	0
Changes in provisions	0	0
Exchange differences	1,684	(550)
Ending balance	72,543	11,503
Licenses | Cost
Reconciliation of changes in intangible assets other than goodwill [abstract]
Beginning balance	12,434
Ending balance	75,095	12,434
Licenses | Accumulated depreciation
Reconciliation of changes in intangible assets other than goodwill [abstract]
Beginning balance	(931)
Ending balance	$ (2,552)	$ (931)